Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Accounts Receivable, net
Accounts receivable	¥ 1,305,016	¥ 983,063
Allowance for doubtful accounts	(95,765)	(65,620)
Accounts receivable, net	1,209,251	917,443		$ 173,339
Movement of Allowance for Doubtful Accounts
Balance at beginning of year	65,620	62,736	¥ 51,719
Provisions	32,050	8,380	16,450
Reversals	(979)	(3,447)	(4,896)
Write-offs	(926)	(2,049)	(537)
Balance at end of year	¥ 95,765	¥ 65,620	¥ 62,736